Summary of Derivative Instruments (Detail)	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Notional amounts	$ 1,030,500,000
Interest rate swaps
Derivative [Line Items]
Notional amounts	110,000
Non-designated | Interest rate swaps | Amortizing
Derivative [Line Items]
Notional amounts	796,500,000
Non-designated | Interest rate cap | Non-Amortizing
Derivative [Line Items]
Notional amounts	124,000,000
Designated | Interest rate swaps | Amortizing
Derivative [Line Items]
Notional amounts	$ 110,000,000